ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
At beginning of year	¥ 376,574,061	¥ 335,713,383	¥ 428,570,077
Addition	147,474,390	274,128,700	151,959,676
Write-off	0	(41,816,165)	(38,500,106)
Reversal	(259,391,547)	(191,451,857)	(206,316,264)
At end of year	¥ 264,656,904	¥ 376,574,061	¥ 335,713,383